SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Minimum
Intangible assets, net
Amortization term	48 years 9 months	48 years 9 months
Maximum
Intangible assets, net
Amortization term	50 years	50 years
Patents
Intangible assets, net
Estimated useful lives	15 years	15 years
Software and laboratory information system
Intangible assets, net
Estimated useful lives		10 years
Amortization term	10 years